Long-Term Debt - Summary of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2013 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2012 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bonds due through September 2018 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due through September 2018 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Bonds due through 2023 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Bonds due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] Teekay Nakilat Corporation [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 6,109,470	$ 5,559,714	$ 1,919,086	$ 1,627,979	$ 447,430	$ 447,115	$ 691,778	$ 467,223	$ 2,523,523	$ 2,432,374	$ 0	$ 230,359	$ 174,150	$ 0	$ 340,221	€ 247,600	$ 341,382	€ 258,800	$ 13,300	$ 13,300	$ 13,282	$ 13,282
Less current portion	996,425	797,411
Long-term portion	$ 5,113,045	$ 4,762,303